Contingencies (Details) - Pending Litigation $ in Millions	12 Months Ended
Sep. 01, 2016 USD ($) patent
Qimonda AG Inotera Share Purchase Proceedings | Inotera
Loss Contingencies [Line Items]
Inotera Investment, Percentage of shares owned subject to litigation (in hundredths)	55.00%
Loss contingency, judgment under appeal | $	$ 1
Carrying value of Inotera shares acquired from Qimonda | $	674
Quoted market value of Inotera shares acquired from Qimonda | $	$ 996
Patent Matters | Elm 3DS Innovations, LLC
Loss Contingencies [Line Items]
Number of patents allegedly infringed | patent	13
Patent Matters | Innovative Memory Solutions, Inc.
Loss Contingencies [Line Items]
Number of patents allegedly infringed | patent	8
Patent Matters | Harvard University
Loss Contingencies [Line Items]
Number of patents allegedly infringed | patent	2